INVESTMENT IN JOINT VENTURE - Financial Impact of JV (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 30, 2023
Disclosure of joint ventures [line items]
Total current assets	$ 560,233		$ 123,724
Total current liabilities	(52,121)		(33,891)
JCU
Disclosure of joint ventures [line items]
Total current assets	352		3,226
Total non-current assets	39,227		38,838
Total current liabilities	(133)		(544)
Total non-current liabilities	(546)		(194)
Total net assets	$ 38,900	$ 38,900	$ 41,326	$ 41,326	$ 34,580